Debt, cash and cash equivalents and lease liabilities - Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents (Details) - Change in Euro and US dollar short-term interest rates
€ in Millions
12 Months Ended
Dec. 31, 2020 EUR (€)
+100 bp
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	€ 119
Impact on pre-tax income/(expense) recognized directly in equity	0
+25 bp
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	30
Impact on pre-tax income/(expense) recognized directly in equity	0
-25 bp
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	(30)
Impact on pre-tax income/(expense) recognized directly in equity	0
-100 bp
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	(119)
Impact on pre-tax income/(expense) recognized directly in equity	€ 0